Time charter revenues and related contract balances - Allocation of consolidated receivables between lease and service (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Time charter revenues and related contract balances
Trade receivable for lease	$ 4,125	$ 2,898
Trade receivable for time charter services	2,841	2,658
Total trade receivable and amounts due from affiliates	$ 6,966	$ 5,556